DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2021
DUE FROM RELATED PARTY
DUE FROM RELATED PARTY

NOTE 5 — DUE FROM RELATED PARTY

Due from related parties at December 31, 2021 and 2020 represents non-operational amounts receivable from entities that are controlled by a director of the Company. The receivables are unsecured, bear no interest and are due on demand.